Convertible Notes Payable and Accrued Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Notes Payable and Accrued Interest/ Notes Payable and Accrued Interest - Ya Global Master Spv, Ltd. [Abstract]
Schedule of convertible notes payable and accrued interest
	September 30,	December 31,
	2016	2015

Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	$150,000	$150,000
Accrued Interest	89,987	78,727
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	35,000	50,000
Accrued Interest	39,842	51,195
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	16,760	18,007
Due to entity owned by two directors of Omagine, interest at 5% per annum, due on December 24, 2016 convertible into Common Stock at a conversion price of $0.75 per Common Share:
Principal	100,000
Accrued Interest	521	-
Total	$482,110	$397,929

	December 31,	December 31,
	2015	2014

Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	$150,000	$150,000
Accrued Interest	78,727	63,726
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	51,195	43,696
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share:
Principal	50,000	50,000
Accrued Interest	18,007	13,007
Total	$397,929	$370,429